Vessels, Net - Disposal of Vessels (Details) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018 USD ($)	Mar. 29, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Gain on sale of vessel	$ 0		$ 0	$ 25	$ 0
Accrued costs relating to sale of vessel				$ 200	$ 0
Nave Galactic
Property, Plant and Equipment [Line Items]
Vessel type		VLCC
Vessels capacity in DWT		297,168
Sale price		$ 44,500
Gain on sale of vessel		25
Write-off of unamortized dry-docking		465
Write-off of working capital		376
Accrued costs relating to sale of vessel		$ 200